                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                              AIM JAPAN GROWTH FUND
                             AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                     Supplement dated August 20, 2001 to the
              Statement of Additional Information dated May 1, 2001
         as supplemented June 14, 2001, July 6, 2001, and August 1, 2001

This supplement supercedes and replaces in their entirety the supplements dated July 6, 2001 and August 1, 2001.

The following information replaces in its entirety the section titled "MANAGEMENT" - "TRUSTEES AND EXECUTIVE OFFICERS" on page 29 of the Statement of Additional information:

"TRUSTEES AND EXECUTIVE OFFICERS

         The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                             POSITIONS
                                             HELD WITH                       PRINCIPAL OCCUPATION
         NAME, ADDRESS AND AGE               REGISTRANT                DURING AT LEAST THE PAST 5 YEARS
----------------------------------------- ----------------- --------------------------------------------------------------

*ROBERT H. GRAHAM (54)                    Trustee,          Director, President and Chief Executive Officer, A I M
                                          Chairman and      Management Group Inc.; Director and President, A I M
                                          President         Advisors, Inc.; Director and Senior Vice President, A I M
                                                            Capital Management, Inc., A I M Distributors, Inc., A I M
                                                            Fund Services, Inc. and Fund Management Company; and
                                                            Director and Vice Chairman, AMVESCAP PLC (parent of AIM and a global investment management firm).
----------------------------------------- ----------------- --------------------------------------------------------------

FRANK S. BAYLEY (62)                      Trustee           Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                      Chairman, C.D. Stimson Company (a private investment
Suite 2400                                                  company); and Trustee, The Badgley Funds.
San Francisco, CA  94111
----------------------------------------- ----------------- --------------------------------------------------------------
                                                            Director, ACE Limited (insurance company).  Formerly,
BRUCE L. CROCKETT (57)                    Trustee           Director, President and Chief Executive Officer, COMSAT
906 Frome Lane                                              Corporation; and Chairman, Board of Governors of INTELSAT
McLean, VA 22102                                            (international communications company).
----------------------------------------- ----------------- --------------------------------------------------------------

OWEN DALY II (76)                         Trustee           Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                         company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD 21210                                         Company and Monumental General Insurance Company; and
                                                            Chairman of the Board of Equitable Bancorporation.
----------------------------------------- ----------------- --------------------------------------------------------------



--------
* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                                             POSITIONS
                                             HELD WITH                       PRINCIPAL OCCUPATION
         NAME, ADDRESS AND AGE               REGISTRANT                DURING AT LEAST THE PAST 5 YEARS
----------------------------------------- ----------------- --------------------------------------------------------------

ALBERT R. DOWDEN (59)                     Trustee           Chairman of the Board of Directors, Cortland Trust, Inc.
1815 Central Park Drive                                     (investment company) and DHJ Media, Inc.; and Director,
P.O. Box 774000 - PMB #222                                  Magellan Insurance Company.  Formerly, Director, President
Steamboat Springs, CO 80477                                 and Chief Executive Officer, Volvo Group North America,
                                                            Inc.; Senior Vice President, AB Volvo; and Director, The
                                                            Hertz Corporation, Genmar Corporation (boat manufacturer),
                                                            National Media Corporation and Annuity and Life Re
                                                            (Holdings), Ltd.
----------------------------------------- ----------------- --------------------------------------------------------------

**EDWARD K. DUNN, JR. (66)                Trustee           Formerly, Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza                                             Mortgage Corp.;  Vice Chairman of the Board of Directors,
8th Floor, Suite 805                                        President and Chief Operating Officer, Mercantile-Safe
Baltimore, MD 21201                                         Deposit & Trust Co.; and President, Mercantile Bankshares
                                                            Corp.
----------------------------------------- ----------------- --------------------------------------------------------------

JACK M. FIELDS (49)                       Trustee           Chief Executive Officer, Twenty First Century Group, Inc.
434 New Jersey Avenue, SE                                   (governmental affairs company).  Formerly, Member of the
Washington, DC 20003                                        U.S. House of  Representatives.
----------------------------------------- ----------------- --------------------------------------------------------------

***CARL FRISCHLING (64)                   Trustee           Partner, Kramer Levin Naftalis & Frankel LLP
919 Third Avenue                                            (law firm).
New York, NY  10022
----------------------------------------- ----------------- --------------------------------------------------------------

PREMA MATHAI-DAVIS (50)                   Trustee           Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                        School of Education, New School University.  Formerly, Chief
New York, NY  10021                                         Executive Officer, YWCA of the USA; Commissioner, New York
                                                            City Department of the Aging; and Commissioner, New York
                                                            City Metropolitan Transportation Authority.
----------------------------------------- ----------------- --------------------------------------------------------------

LEWIS F. PENNOCK (58)                     Trustee           Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

----------------------------------------- ----------------- --------------------------------------------------------------

RUTH H. QUIGLEY (66)                      Trustee           Private investor; and President, Quigley Friedlander & Co.,
1055 California Street                                      Inc. (financial advisory services firm) from 1984 to 1986.
San Francisco, CA 94108
----------------------------------------- ----------------- --------------------------------------------------------------

LOUIS S. SKLAR (61)                       Trustee           Executive Vice President, Development and Operations, Hines
The Williams Tower                                          Interests Limited Partnership (real estate development).
50th Floor
2800 Post Oak Blvd.
Houston, TX  77056
----------------------------------------- ----------------- --------------------------------------------------------------



----------
** The AIM Funds have filed a no-action letter with the SEC to support their view that Mr. Dunn is not an interested person of the AIM Funds solely as a result of his position as a director of an insurance holding company that indirectly owns several broker-dealers who may offer shares of the AIM Funds.

*** A trustee who is an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm of which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds. Such firm became counsel to the independent trustees of the Trust effective August 17, 2001. The AIM Funds have filed a no-action letter with the SEC to support their view that Mr. Frischling is not an interested person of the AIM Funds solely as a result of his position as a partner of the law firm that acts as counsel to the independent directors/trustees of the AIM Funds, which firm's fees are paid by the AIM Funds.

                                             POSITIONS
                                             HELD WITH                       PRINCIPAL OCCUPATION
         NAME, ADDRESS AND AGE               REGISTRANT                DURING AT LEAST THE PAST 5 YEARS
----------------------------------------- ----------------- --------------------------------------------------------------

MELVILLE B. COX (57)                      Vice President    Vice President and Chief Compliance Officer, A I M Advisors,
                                                            Inc., A I M Capital Management, Inc., A I M Distributors,
                                                            Inc., A I M Fund Services, Inc. and Fund Management Company
----------------------------------------- ----------------- --------------------------------------------------------------

GARY T. CRUM (53)                         Vice President    Director and President, A I M Capital Management, Inc.;
                                                            Director and Executive Vice President, A I M Management
                                                            Group Inc.; Director and Senior Vice President, A I M
                                                            Advisors, Inc.; and Director, A I M Distributors, Inc. and
                                                            AMVESCAP PLC (parent of AIM and a global investment
                                                            management firm).
----------------------------------------- ----------------- --------------------------------------------------------------

CAROL F. RELIHAN (46)                     Vice President    Director, Senior Vice President, General Counsel and
                                          and Secretary     Secretary, A I M Advisors, Inc.; Senior Vice President,
                                                            General Counsel and Secretary, A I M Management Group Inc.;
                                                            Director, Vice President and General Counsel, Fund
                                                            Management Company; Vice President and General Counsel,
                                                            A I M Fund Services, Inc.; and Vice President, A I M Capital
                                                            Management, Inc. and A I M Distributors, Inc.
----------------------------------------- ----------------- --------------------------------------------------------------

DANA R. SUTTON (42)                       Vice President    Vice President and Fund Controller, A I M Advisors, Inc.;
                                          and Treasurer     and Assistant Vice President and Assistant Treasurer, Fund
                                                            Management Company.
----------------------------------------- ----------------- --------------------------------------------------------------

The following information replaces in its entirety the last bullet point appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES" - "PURCHASES AT NET ASSET VALUE" on page 47 of the Statement of Additional Information:

         "o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."

In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 48 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.

The following information replaces in its entirety the section titled "MISCELLANEOUS INFORMATION" -- "LEGAL MATTERS" on page 59 of the Statement of Additional Information:

     "LEGAL MATTERS

        The law firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103, acts as counsel to the Trust and the Funds."